As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Evermore European Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 60.2%
Air Freight & Logistics - 0.8%
700	Panalpina Welttransport Holdings AG (Switzerland)*	$59,573
Communications Equipment - 6.9%
17,900	Balda AG (Germany)*	137,139
16,720	DMT SPA (Italy)*	350,993
		488,132
Diversified Financial Services - 2.7%
36,722	RHJ International SA (Belgium)*	189,833
Diversified Telecommunication Services - 4.0%
7,900	Sistema JSFC - ADR (Russia)*	110,600
18,321	VimpelCom Ltd. - ADR (Russia)1	174,599
		285,199
Energy Equipment & Services - 3.3%
360,295	Sevan Drilling AS (Norway)*	234,230
Industrial Conglomerates - 17.9%
2,109	Bollore SA (France)1	463,923
7,900	EXOR SPA (Italy)	154,628
26,350	Justice Holdings Ltd. (United Kingdom)*1	388,370
33,800	Orkla ASA (Norway)1	256,921
		1,263,842
Insurance - 4.0%
175,508	Old Mutual PLC (United Kingdom)1	284,790
Machinery - 2.6%
24,100	Fiat Industrial SPA (Italy)*1	180,080
Media - 12.1%
80,200	Constantin Medien AG (Germany)*	157,319
67,700	Eniro AB (Sweden)*	130,819
128,049	Promotora de Informaciones SA - Class B - ADR (Spain)1	567,257
		855,395
Movies & Entertainment - 1.0%
16,259	Highlight Communications AG (Switzerland)*	71,119
Shipping & Logistics - 4.9%
633,900	SeaCo Ltd. (United Kingdom)*1,2	348,645

TOTAL COMMON STOCKS
(Cost $5,857,559)		4,260,838

WARRANT - 2.0%
Media - 2.0%
962,344	Promotora de Informaciones SA - Class A, Expiration: June, 2014, Excercise Price: $2.00 (Spain)	141,823

TOTAL WARRANT
(Cost $339,631)		141,823

Principal Amount		Value
BONDS - 5.1%
CORPORATE BOND - 3.7%
Insurance - 3.7%
	American International Group, Inc.
$ 200,000	8.625%, 5/22/2038 (United States)3	261,980
TOTAL CORPORATE BOND
(Cost $267,908)		261,980

CONVERTIBLE BOND - 1.4%
Shipping & Logistics - 1.4%
200,000	Frontline Ltd., 4.500%, 4/14/2015 (Norway)	95,000

TOTAL CONVERTIBLE BOND
(Cost $130,921)		95,000

TOTAL BONDS
(Cost $398,829)		356,980

Contracts (100 shares per contract)		Value
PUT OPTIONS PURCHASED - 2.1%
Auto Manufacturers - 0.7%
60	Bayerische Motoren Werke AG, Expiration: March, 2012, Strike Price: $40.00 (Germany)	26,446
110	Daimler AG-Registered Shares, Expiration: March, 2012, Strike Price: $24.00 (Germany)	21,664
		48,110
Capital Markets - 0.3%
79	Deutsche Bank AG, Expiration: April, 2012, Stike Price: $22.50 (Germany)	23,503
Commercial Banks - 0.6%
305	Banco Bilbao Vizcaya Argentaria, Expiration: March, 2012, Strike Price: $5.25 (Spain)	20,840
324	Banoco Santander SA, Expiration: March, 2012, Strike Price: $5.25 (Spain)	24,742
		45,582
Diversified Telecommunication Services - 0.3%
264	Telefonica SA, Expiration: March, 2012, Strike Price: $12.00 (Spain)	22,283
Energy Equipment & Services - 0.2%
74	Alstom SA, Expiration: March, 2012, Strike Price: $18.00 (France)	10,509

TOTAL PUT OPTIONS PURCHASED
(Cost $176,926)		149,987

SHORT-TERM INVESTMENT - 26.3%
Market Mutual Fund - 26.3%
1,859,855	Invesco Liquid Assets Portfolio-Institutional Class, 0.111%4	1,859,855

TOTAL SHORT-TERM INVESTMENT
(Cost $1,859,855)		1,859,855

TOTAL INVESTMENTS IN SECURITIES - 95.7%
(Cost $8,632,800)		6,769,483
Other Assets in Excess of Liabilities - 4.3%		305,783
TOTAL NET ASSETS - 100.0%		$7,075,266

*	Non-income producing security.
ADR	American Depository Receipt
1	All or a portion of this security was segregated as collateral for forward currency contracts.
2	Illiquid securities represent 4.9% of net assets as of September 30, 2011.
3	Restricted security represents 3.7% of net assets as of September 30, 2011.
4	7-day yield as of September 30, 2011.

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2011 (Unaudited)

Shares		Value
SECURITIES SOLD SHORT - 5.6%
Capital Markets - 0.4%
800	Deutsche Bank AG (Germany)	$27,688
Commercial Banks - 3.4%
3,811	Banco Bilbao Vizcaya Argentaria (Spain)	30,983
4,000	Banoco Santander SA (Spain)	32,160
3,310	Barclays PLC (United Kingdom)	32,372
27,800	Intesa Sanpaolo (Italy)	43,597
33,100	UniCredit SPA (Italy)	35,098
4,690	Credit Agricole SA (France)	32,254
823	BNP Paribas (France)	32,445
		238,909
Household Durables - 0.4%
2,200	Electrolux AB (Sweden)	32,353
Machinery - 0.5%
1,800	SKF AB (Sweden)	33,916
Media - 0.5%
3,534	Promotora de Informaciones SA (Spain)	3,790
12,800	Sky Deutscheland AG (Germany)*	32,689
		36,479

Trading Companies & Distributors - 0.4%
720	TAL International Group, Inc. (United States)	17,957
610	Textainer Group Holdings Ltd. (United States)	12,371
		30,328
TOTAL SECURITIES SOLD SHORT
(Proceeds $469,041)		$399,673

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	Percent of	Net of
Country	Net Assets	Short Sales
United Kingdom*	14.4%	14.0%
Spain*	10.9%	10.0%
Italy*	9.7%	8.6%
Norway	8.3%	-
France*	6.7%	5.8%
Germany*	5.2%	4.3%
Russia	4.0%	-
United States*	3.7%	3.3%
Belgium	2.7%	-
Switzerland	1.9%	-
Sweden*	1.9%	0.9%
Cash & Equivalents^	36.2%	-
Total	105.6%

^Includes money market fund and other assets in excess of liabilities.
*Includes securities sold short.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments	$8,242,174
Gross unrealized appreciation	132,984
Gross unrealized depreciation	(2,005,348)
Net unrealized depreciation	(1,872,364)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Evermore European Value Fund
Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Evermore European Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$-	$4,260,838	$-	$4,260,838
Warrant^	-	141,823	-	141,823
Corporate Bond	-	261,980	-	261,980
Convertible Bond^	-	95,000	-	95,000
Put Options Purchased^	-	149,987	-	149,987
Short-Term Investment	1,859,855	-	-	1,859,855
Total Investments in Securities	$1,859,855	$4,909,628	$-	$6,769,483

Other Financial Instruments #
Unrealized appreciation	$-	$302,433	$-	$302,433
Unrealized depreceiation	-	$(5,399)	-	$(5,399)
Total Investments in Other
Financial Instruments	$-	$297,034	$-	$297,034

Securities Sold Short*	$30,328	$369,345	$-	$399,673

^ See Schedule of Investments for industry breakout.
# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.
* See Schedule of Securities Sold Short for industry breakout.

As of September 30, 2011, the Fund had the following forward currency contracts outstanding (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	58,000 CHF	12/9/2011	$ 71,244	$ 64,083	$7,161
Net Value of CHF Contracts			71,244	64,083	7,161

To Sell:
	1,595,300 EUR	12/9/2011	2,309,803	2,136,610	173,193

To Buy:
	245,000 EUR	12/9/2011	(331,081)	(328,132)	(2,949)
Net Value of EUR Contracts			1,978,722	1,808,478	170,244

To Sell:
	663,500 GBP	12/9/2011	1,086,601	1,033,945	52,656

To Buy:
	63,000 GBP	12/9/2011	(97,370)	(98,174)	804
Net Value of GBP Contracts			989,231	935,771	53,460

To Sell:
	2,592,000 NOK	12/9/2011	480,766	440,017	40,749
Net Value of NOK Contracts			480,766	440,017	40,749

To Sell:
	2,209,000 SEK	12/9/2011	348,687	320,816	27,871

To Buy:
	225,000 SEK	12/9/2011	(35,128)	(32,677)	(2,451)
Net Value of SEK Contracts			313,559	288,139	25,420

Net Value of Outstanding
Forward Currency Contracts			$ 3,833,522	$ 3,536,488	$297,034

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 64.3%
Air Freight & Logistics - 0.9%
4,200	Panalpina Welttransport Holdings AG (Switzerland)*	$357,440
Cable & Satellite - 3.6%
31,000	Charter Communications, Inc. - Class A (United States)*	1,452,040
Communications Equipment - 9.6%
105,547	Balda AG (Germany)*	808,637
72,800	Cisco Systems, Inc. (United States)	1,127,672
90,802	DMT SPA (Italy)*1	1,906,151
		3,842,460
Diversified Telecommunication Services - 1.5%
41,400	Sistema JSFC - ADR (Russia)*	579,600
Energy Equipment & Services - 3.4%
2,091,689	Sevan Drilling AS (Norway)*	1,359,820
Exploration & Production - 2.7%
588,200	Pulse Seismic, Inc. (Canada)*	1,083,334
Household Durables - 3.1%
76,008	Retail Holdings NV (Netherlands)*2	1,235,130
Industrial Conglomerates - 12.8%
6,157	Bollore SA (France)	1,354,376
35,800	EXOR SPA (Italy)	700,719
133,500	Justice Holdings Ltd. (United Kingdom)*1	1,967,645
142,410	Orkla ASA (Norway)	1,082,488
		5,105,228
Insurance - 5.6%
171,900	Genworth Financial, Inc. (United States)*1	986,706
769,684	Old Mutual PLC (United Kingdom)	1,248,936
		2,235,642
Internet Software & Services - 2.6%
291,552	ModusLink Global Solutions, Inc. (United States)	1,017,516
Machinery - 2.3%
124,800	Fiat Industrial SPA (Italy)*1	932,530
Media - 9.2%
468,213	Constantin Medien AG (Germany)*	918,437
297,328	Eniro AB (Sweden)*	574,537
495,051	Promotora de Informaciones SA - Class B - ADR (Spain)	2,193,078
		3,686,052
Movies & Entertainment - 0.9%
81,303	Highlight Communications AG (Switzerland)*	355,630
Shipping & Logistics - 5.8%
4,207,895	SeaCo Ltd. (United Kingdom)*2	2,314,342

Textiles, Apparel & Luxury Goods - 0.3%
200	J.G. Boswell Co. (United States)*	135,000
TOTAL COMMON STOCKS
(Cost $32,961,769)		25,691,764

PARTNERSHIPS & TRUSTS - 6.3%
Real Estate Investment Trusts - 6.3%
16,000	American Capital Agency Corp. (United States)	433,600
70,443	General Growth Properties, Inc. (United States)	852,360
211,300	iStar Financial, Inc. (United States)*1	1,229,766
		2,515,726
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,558,708)		2,515,726

WARRANTS - 5.8%
Consumer Finance - 1.0%
27,783	Capital One Financial Corp., Expiration: November, 2018, Exercise Price: $42.13 (United States)*	384,239
Diversified Financial Services - 1.4%
101,240	Bank of America Corp., Expiration: January, 2019, Exercise Price: $9.72 (United States)*	274,360
31,620	JPMorgan Chase & Co., Expiration: October, 2018, Excercise Price: $42.42 (United States)*	294,382
		568,742
Insurance - 0.5%
19,800	Hartford Financial Services Group, Inc., Expiration: June, 2019, Excercise Price: $97.90 (United States)*	190,476
Media - 2.9%
8,057,525	Promotora de Informaciones SA - Class A, Expiration: June, 2014, Excercise Price: $2.00 (Spain)	1,187,454
TOTAL WARRANTS
(Cost $6,107,271)		2,330,911

Principal Amount		Value
BONDS - 9.7%
CORPORATE BONDS - 6.7%
Insurance - 4.3%
$ 1,300,000	American International Group, Inc., 8.625%, 5/22/2038 (United States)3	1,702,871
Real Estate Investment Trust - 2.4%
1,110,000	iStar Financial, Inc., 5.950%, 10/15/2013 (United States)	974,025

TOTAL CORPORATE BONDS
(Cost $2,637,137)		2,676,896

CONVERTIBLE BOND - 1.2%
Shipping & Logistics - 1.2%
1,000,000	Frontline Ltd., 4.500%, 4/14/2015 (United States)	475,000

TOTAL CONVERTIBLE BOND
(Cost $654,607)		475,000

MUNICIPAL BONDS - 1.8%
Tobacco - 1.8%
10,840	Northern Tobacco Securitization Co., 5.670%, 6/1/2046 (United States)	307,314

22,895	Tobacco Settlement Financing Corp., 6.125%, 6/1/2047 (United States)	421,955
		729,269
TOTAL MUNICIPAL BONDS
(Cost $900,333)		729,269

TOTAL BONDS
(Cost $4,192,077)		3,881,165

Contracts (100 shares per contract)		Value
PUT OPTIONS PURCHASED - 2.3%
Auto Manufacturers - 0.7%
360	Bayerische Motoren Werke AG, Expiration: March, 2012, Strike Price: $40.00 (Germany)	158,680
610	Daimler AG-Registered Shares, Expiration: March, 2012, Strike Price: $24.00 (Germany)	120,135
		278,815
Capital Markets - 0.3%
454	Deutsche Bank AG, Expiration: April, 2012, Stike Price: $22.500 (Germany)	135,064

Commercial Banks- 0.7%
1,716	Banco Bilbao Vizcaya Argentaria, Expiration: March, 2012, Strike Price: $5.25 (Spain)	117,249
1,837	Banoco Santander SA, Expiration: March, 2012, Strike Price: $5.25 (Spain)	140,283
		257,532
Diversified Telecommunication Services - 0.3%
1,507	Telefonica SA, Expiration: March, 2012, Strike Price: $12.00 (Spain)	127,197
Energy Equipment & Services - 0.2%
423	Alstom SA, Expiration: March, 2012, Strike Price: $18.00 (France)	60,072
Real Estate Investment Trusts - 0.1%
443	American Capital Agency Corp., Expiration: March, 2012, Strike Price: $18.00 (United States)	22,150
315	American Capital Agency Corp., Expiration: March, 2012, Strike Price: $20.00 (United States)	21,263
		43,413

TOTAL PUT OPTIONS PURCHASED
(Cost $1,054,824)		902,093

SHORT-TERM INVESTMENT - 7.2%
Money Market Fund - 7.2%
2,886,006	Invesco Liquid Assets Portfolio-Institutional Class, 0.111%4	2,886,006
TOTAL SHORT-TERM INVESTMENT
(Cost $2,886,006)		2,886,006

TOTAL INVESTMENTS IN SECURITIES - 95.6%
(Cost $49,760,655)		38,207,665
Other Assets in Excess of Liabilities - 4.4%		1,760,539
TOTAL NET ASSETS - 100.0%		$39,968,204

ADR	American Depository Receipt
*	Non-income producing security.
1	All or a portion of this security was segregated as collateral for forward currency contracts.
2	Illiquid securities represent 8.9% of net assets as of September 30, 2011.
3	Restricted security represents 4.3% of net assets as of September 30, 2011.
4	7-day yield as of September 30, 2011.

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2011 (Unaudited)

Shares		Value
SECURITIES SOLD SHORT - 5.8%
Capital Markets - 0.3%
4,000	Deutsche Bank AG (Germany)	$138,440
Commercial Banks - 3.0%
17,939	Banco Bilbao Vizcaya Argentaria (Spain)	145,844
19,050	Banoco Santander SA (Spain)	153,162
17,790	Barclays PLC (United Kingdom)	173,986
138,900	Intesa Sanpaolo (Italy)	217,828
164,600	UniCredit SPA (Italy)	174,537
25,740	Credit Agricole SA (France)	177,022
4,327	BNP Paribas (France)	170,581
		1,212,960
Household Durables - 0.5%
12,400	Electrolux AB (Sweden)	182,353
Machinery - 0.5%
9,700	SKF AB (Sweden)	182,768
Media - 0.5%
20,135	Promotora de Informaciones SA (Spain)	21,592
71,100	Sky Deutscheland AG (Germany)*	181,581
		203,173

Trading Companies & Distributors - 1.0%
8,540	TAL International Group, Inc. (United States)	212,988
8,779	Textainer Group Holdings Ltd. (United States)	178,038
		391,026
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,682,433)		$2,310,720

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	Percent of	Net of
Country	Net Assets	Short Sales
United States*	29.5%	28.6%
United Kingdom*	13.7%	13.3%
Spain*	9.3%	8.5%
Italy*	8.9%	7.9%
Norway	7.3%	-
Germany*	5.3%	4.5%
Netherlands	3.1%	-
Canada	2.7%	-
France*	3.6%	2.7%
Switzerland	1.8%	-
Russia	1.4%	-
Sweden*	1.5%	0.5%
Cash & Equivalents^	17.7%	-
Total	105.8%

^ Includes money market fund and other assets in excess of liabilities.
* Includes securities sold short.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments			$47,602,520
Gross unrealized appreciation			1,476,912
Gross unrealized depreciation			(13,182,487)
Net unrealized appreciation			(11,705,575)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$5,802,268	$19,889,496	$-	$25,691,764
Partnerships & Trusts^	2,515,726	-	-	2,515,726
Warrants^	1,143,457	1,187,454	-	2,330,911
Corporate Bonds	-	2,676,896	-	2,676,896
Convertible Bonds^	-	475,000	-	475,000
Municipal Bonds^	-	729,269	-	729,269
Put Options Purchased^	43,413	858,680	-	902,093
Short-Term Investment	2,886,006	-	-	2,886,006
Total Investments in Securities	$12,390,870	$25,816,795	$-	$38,207,665

Other Financial Instruments #
Unrealized appreciation	$-	$1,474,143	$-	$1,474,143
Unrealized depreceiation	-	(90,828)	-	(90,828)
Total Investments in Other
Financial Instruments	$-	$1,383,315	$-	$1,383,315

Securities Sold Short*	$391,026	$1,919,694	$-	$2,310,720

^ See Schedule of Investments for industry breakout.
# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.
* See Schedule of Securities Sold Short for industry breakout.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies. Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts. However, the Fund also may engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of September 30, 2011, the Fund had the following forward currency contracts outstanding (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	355,000 CHF	12/9/2011	$ 435,740	$ 392,236	$43,504
Net Value of CHF Contracts			435,740	392,236	43,504

To Sell:
	7,676,000 EUR	12/9/2011	11,113,927	10,280,587	833,340

To Buy:
	1,762,000 EUR	12/9/2011	(2,439,484)	(2,359,874)	(79,610)
Net Value of EUR Contracts			8,674,443	7,920,713	753,730

To Sell:
	3,393,300 GBP	12/9/2011	5,557,140	5,287,848	269,292
Net Value of GBP Contracts			5,557,140	5,287,848	269,292

To Sell:
	12,415,000 NOK	12/9/2011	2,302,742	2,107,566	195,176
Net Value of NOK Contracts			2,302,742	2,107,566	195,176

To Sell:
	10,528,000 SEK	12/9/2011	1,661,826	1,528,995	132,831

To Buy:
	1,030,000 SEK	12/9/2011	(160,806)	(149,588)	(11,218)
Net Value of SEK Contracts			1,501,020	1,379,407	121,613

Net Value of Outstanding
Forward Currency Contracts			$ 18,471,085	$ 17,087,770	$1,383,315

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

Tax footnote: [Unless fund counsel instructs otherwise, insert one of the following disclosure highlighted in bold,  immediately after your schedule of investments, before Item 2]. You must consistently use the selected disclosure. You may not vary from one disclosure to other on a annual basis.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title)          /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date        11/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date        11/28/2011

By (Signature and Title)*        /s/ Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date        11/28/2011

* Print the name and title of each signing officer under his or her signature.